Summary of Business and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
General business description

General business description

Thomson Reuters Corporation (the “Company” or “Thomson Reuters”) is an Ontario, Canada corporation with common shares listed on the Toronto Stock Exchange (“TSX”) and the New York Stock Exchange (“NYSE”) and Series II preference shares listed on the TSX. The Company is a major source of news and information for professional markets, operating in more than 100 countries.

These consolidated financial statements were approved by the Company’s board of directors on March 1, 2018.

Basis of preparation

Basis of preparation

These consolidated financial statements were prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”), on a going concern basis, under the historical cost convention, as modified by the revaluation of financial assets and financial liabilities (including derivative instruments) at fair value.

The preparation of financial statements in accordance with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise judgment in applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements are disclosed in note 2.

References to “$” are to U.S. dollars, references to “C$” are to Canadian dollars, references to “£” are to British pounds sterling and references to “€” are to Euros.

Changes in accounting policies

Changes in accounting policies

Effective January 1, 2017, the Company prospectively adopted the amendments to IFRS 2, Classification and Measurement of Share-based Payment Transactions. The amendments clarified the accounting for (a) the effects of vesting and non-vesting conditions on the measurement of cash-settled share-based payments; (b) share-based payment transactions with a net settlement feature for withholding tax obligations; and (c) a modification to the terms and conditions of a share-based payment that changes the classification of the transaction from cash-settled to equity-settled.

•	Upon adoption on January 1, 2017, the Company reclassified $152 million of withholding tax obligations for share-based payments from liabilities to equity.

•	The Company is no longer applying mark-to-market accounting on share-based payment transactions with a net settlement feature for withholding tax obligations. The impact was not material to the consolidated income statement and had no impact on the consolidated statement of cash flow for the year ended December 31, 2017.

Principles of consolidation

Principles of consolidation

The consolidated financial statements of the Company include the accounts of all of its subsidiaries.

Subsidiaries

Subsidiaries are entities over which the Company has control, where control is defined as the power to govern financial and operating policies. Generally, the Company has a shareholding of more than 50% of the voting rights in its subsidiaries. The effect of potential voting rights that are currently exercisable are considered when assessing whether control exists. Subsidiaries are fully consolidated from the date control is transferred to the Company, and are de-consolidated from the date control ceases.

The acquisition method of accounting is used to account for the acquisition of subsidiaries as follows:

•	acquisition cost is measured as the fair value of the assets given, equity instruments issued and liabilities incurred or assumed at the date of exchange, excluding transaction costs which are expensed as incurred;

•	identifiable assets acquired and liabilities assumed are measured at their fair values at the acquisition date;

•	the excess of acquisition cost over the fair value of the identifiable net assets acquired is recorded as goodwill;

•	if the acquisition cost is less than the fair value of the net assets acquired, the fair value of the net assets is re-assessed and any remaining difference is recognized directly in the consolidated income statement;

•	contingent consideration is measured at fair value on the acquisition date, with subsequent changes in the fair value recorded through the consolidated income statement when the contingent consideration is a financial liability. Contingent consideration is not re-measured when it is an equity instrument; and

•	upon gaining control in a step acquisition, the existing ownership interest is re-measured to fair value through the consolidated income statement.

Intercompany transactions between subsidiaries are eliminated in consolidation.

Non-controlling interests represent third party shareholdings in a subsidiary controlled by the Company. Non-controlling interests are measured at fair value on the date acquired plus their proportionate share of subsequent changes in equity. Transactions with third party shareholders, including purchases and sales of ownership interests, that do not result in a change of control in a subsidiary are recorded directly in equity. Sales of ownership interests that result in a loss of control of the subsidiary are recorded in earnings.

Equity method investees

Equity method investees are entities over which the Company has significant influence, but not control. Generally, the Company has a shareholding of between 20% and 50% of the voting rights in its equity method investees. Investments in equity method investees are accounted for using the equity method as follows:

•	investments are initially recognized at cost;

•	equity method investees include goodwill identified on acquisition, net of any accumulated impairment loss;

•	the Company’s share of post-acquisition profits or losses is recognized in the consolidated income statement and is adjusted against the carrying amount of the investments;

•	when the Company’s share of losses equals or exceeds its interest in the investee, the Company does not recognize further losses, unless it has incurred obligations or made payments on behalf of the investee; and

•	gains and losses on transactions between the Company and its equity method investees are eliminated to the extent of the Company’s interest in these entities.

Joint ventures

Joint ventures are entities over which the Company has joint control with one or more unaffiliated entities. Joint ventures are accounted for using the equity method as described under equity method investees.

The accounting policies of subsidiaries, equity method investees and joint ventures were changed where necessary to ensure consistency with the policies adopted by the Company.

Operating segments

Operating segments

The Company’s operating segments are organized around the markets it serves and are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker (“CODM”). The Chief Executive Officer has authority for resource allocation and assessment of the Company’s performance and is therefore the CODM.

Foreign currency

Foreign currency

The consolidated financial statements are presented in U.S. dollars, which is the Company’s presentation currency. The financial statements of each of the Company’s subsidiaries are measured using the currency of the primary economic environment in which the subsidiary operates (the “functional currency”).

•	Assets and liabilities of entities with functional currencies other than U.S. dollars are translated to U.S. dollars at the period end rates of exchange, and the results of their operations are translated at average rates of exchange for the period. The resulting translation adjustments are included in accumulated other comprehensive loss in shareholders’ equity.

•	Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transaction. Foreign exchange gains and losses resulting from the settlement of such transactions as well as from the translation of monetary assets and liabilities not denominated in the functional currency of the subsidiary, are recognized in the consolidated income statement, except for qualifying cash flow hedges which are deferred in accumulated other comprehensive loss in shareholders’ equity.

•	Foreign exchange gains and losses arising from borrowings and related hedging instruments, cash and cash equivalents; and intercompany loans that are not permanent in nature are presented in the consolidated income statement within “Finance costs, net”.

•	Foreign exchange gains and losses related to certain intercompany loans that are permanent in nature are included in accumulated other comprehensive loss.

•	All other foreign exchange gains and losses are presented in the consolidated income statement within “Operating expenses”.

Upon loss of control, significant influence or joint control of the applicable entity, accumulated foreign exchange gains and losses, including those arising from settlement of intercompany loans previously considered permanent in nature, are recycled from accumulated other comprehensive loss to “Other operating (losses) gains, net” or to discontinued operations, as applicable, within the consolidated income statement.

Revenue recognition

Revenue recognition

Revenue is measured at the fair value of the consideration received or receivable, net of estimated returns, discounts, value-added and other sales taxes, and after eliminating intercompany sales. The Company bases its estimates on historical results, taking into consideration the type of customer, the type of transaction and the specifics of each arrangement.

Revenue from the rendering of services is recognized when the following criteria are met:

•	the amount of revenue can be measured reliably;

•	the stage of completion can be measured reliably;

•	the receipt of economic benefits is probable; and

•	costs incurred and to be incurred can be measured reliably.

Revenue from the sale of goods is recognized when the following criteria are met:

•	the risks and rewards of ownership, including managerial involvement, have transferred to the buyer;

•	the amount of revenue can be measured reliably;

•	the receipt of economic benefits is probable; and

•	costs incurred or to be incurred can be measured reliably.

In addition to the above general principles, the Company applies the following specific revenue recognition policies:

Subscription-based products, including software term licenses

Subscription revenues from sales of products and services that are delivered under a contract over a period of time are recognized on a straight-line basis over the term of the subscription. Where applicable, usage fees above a base period fee are recognized as services are delivered. Subscription revenue received or receivable in advance of the delivery of services or publications is included in deferred revenue.

Multiple component arrangements

When a single sales transaction requires the delivery of more than one product or service (multiple components), the revenue recognition criteria are applied to the separately identifiable components. A component is considered to be separately identifiable if the product or service delivered has stand-alone value to that customer and the fair value associated with the product or service can be measured reliably. The amount recognized as revenue for each component is the fair value of the element in relation to the fair value of the arrangement as a whole.

Installation or implementation services

Certain arrangements include installation or implementation services. Consulting revenues from these arrangements are accounted for separately from software or subscription revenue if the services have stand-alone value to that customer and the amount attributed to the services can be measured reliably. If the services do not qualify for separate accounting, they are recognized together with the related software or subscription revenue.

Sales involving third parties

Revenue from sales of third party vendor products or services is recorded net of costs when the Company is acting as an agent between the customer and vendor and recorded gross when the Company is a principal to the transaction.

Other service contracts

For service or consulting arrangements, revenues are recognized as services are performed, generally based on hours incurred relative to total hours expected to be incurred.

Employee future benefits

Employee future benefits

For defined benefit pension plans and other post-employment benefits, the net periodic pension expense is actuarially determined on an annual basis using the projected unit credit method. The determination of benefit expense requires assumptions such as the discount rate, which is used to measure service cost, benefit plan obligations and the net interest income (expense) on the net benefit plan assets (obligations). Other significant assumptions include expected mortality, the expected rate of increase with respect to future compensation and pension payments as well as the expected healthcare cost trend rate. Actual results will differ from results which are estimated based on assumptions. Past service cost arising from plan amendments is recognized immediately in the consolidated income statement.

The asset or liability recognized in the consolidated statement of financial position is the present value of the defined benefit obligation at the end of the reporting period less the fair value of plan assets. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid and that have terms to maturity approximating the terms of the related pension liability. All actuarial gains and losses that arise in calculating the present value of the defined benefit obligation and the fair value of plan assets are recognized immediately in retained earnings and included in the consolidated statement of comprehensive income. For funded plans, surpluses are recognized only to the extent that the surplus is considered recoverable. Recoverability is primarily based on the extent to which the Company can unilaterally reduce future contributions to the plan.

Payments to defined contribution plans are expensed as incurred, which is as the related employee service is rendered.

Share-based compensation plans

Share-based compensation plans

The Company operates a number of equity-settled share-based compensation plans under which it receives services from employees as consideration for equity instruments of the Company.

Share-based compensation expense is based on the grant date fair value of the awards expected to vest over the vesting period. The expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are satisfied. For awards with graded vesting, the fair value of each tranche is recognized over its respective vesting period. At the end of each reporting period, the Company re-assesses its estimates of the number of awards that are expected to vest and recognizes the impact in the consolidated income statement.

Termination benefits

Termination benefits

Termination benefits are generally payable when an employee is terminated before the normal retirement date or accepts voluntary redundancy. The associated charges are recognized when the Company can no longer withdraw the offer of termination benefits as follows:

•	Voluntary redundancy - recognized the earlier of when the employee accepts the offer and when the Company is restricted from withdrawing the offer; or

•	Involuntary termination - recognized when the Company has communicated to the affected employees a termination plan that is unlikely to change, describing (a) the type and amount of benefits, (b) the number, job classifications or functions and locations of employees to be terminated and (c) the plan’s expected completion date.

Profit sharing and bonus plans

Profit sharing and bonus plans

Liabilities for profit sharing and bonuses are recognized based on a formula that takes into consideration various financial metrics after certain adjustments. The Company recognizes an accrual where contractually obliged or where there is a past practice that has created a constructive obligation to make such compensation payments.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents comprise cash on hand, demand deposits and investments with an original maturity at the date of purchase of three months or less.
Trade receivables

Trade receivables

Trade receivables are amounts due from customers from providing services or the sale of goods in the ordinary course of business. Trade receivables are classified as current assets if payment is due within one year or less. Trade receivables are recognized initially at fair value and subsequently measured at amortized cost, less impairment.

The Company maintains an allowance for doubtful accounts and sales adjustments to provide for impairment of trade receivables. The expense relating to doubtful accounts is included within “Operating expenses” in the consolidated income statement. Revenues are recorded net of sales adjustments.

Computer hardware and other property

Computer hardware and other property

Computer hardware and other property are recorded at cost and depreciated on a straight-line basis over their estimated useful lives as follows:

Computer hardware	3-5 years
Buildings and building improvements	10-40 years
Furniture, fixtures and equipment	5-7 years

Residual values and useful lives are reviewed at the end of each reporting period and adjusted if appropriate.

Intangible assets

Intangible assets

Computer software

Certain costs incurred in connection with the development of software to be used internally or for providing services to customers are capitalized once a project has progressed beyond a conceptual, preliminary stage to that of application development. Development costs that are directly attributable to the design and testing of identifiable and unique software products controlled by the Company are recognized as intangible assets when the following criteria are met:

•	it is technically feasible to complete the software product so that it will be available for use;

•	management intends to complete the software product and use or sell it;

•	there is an ability to use or sell the software product;

•	it can be demonstrated how the software product will generate probable future economic benefits;

•	adequate technical, financial and other resources to complete the development and to use or sell the software product are available; and

•	the expenditure attributable to the software product during its development can be reliably measured.

Costs that qualify for capitalization include both internal and external costs, but are limited to those that are directly related to the specific project. The capitalized amounts, net of accumulated amortization, are included in “Computer software, net” in the consolidated statement of financial position. These costs are amortized over a three-year expected useful life. Amortization expense is included in “Amortization of computer software” in the consolidated income statement. Residual values and useful lives are reviewed at the end of each reporting period and adjusted if appropriate.

Goodwill

Goodwill represents the excess of the cost of an acquisition over the fair value of the Company’s share of the identifiable net assets of the acquired subsidiary or equity method investee at the date of acquisition. Goodwill is tested at least annually for impairment and carried at cost less accumulated impairment losses. Gains and losses on the disposal of an entity include an allocation of goodwill.

Other identifiable intangible assets

Upon acquisition, identifiable intangible assets are recorded at fair value and are carried at cost less accumulated amortization.

Identifiable intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives as follows:

Trade names	2-20 years
Customer relationships	3-30 years
Databases and content	3-30 years
Other	2-30 years

Residual values and useful lives are reviewed at the end of each reporting period and adjusted if appropriate.

Impairment

Impairment

When the recoverable amount of assets is less than their carrying amount, an impairment charge is recognized in the consolidated income statement. The recoverable amount is the higher of an asset’s fair value less costs of disposal or its value in use. Impairment losses, other than those relating to goodwill, are evaluated for potential reversals when events or changes in circumstances warrant such consideration.

Intangible assets

The carrying values of all intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. Additionally, the carrying values of identifiable intangible assets with indefinite lives and goodwill are tested annually for impairment. For purposes of impairment testing:

•	the fair value of trade names is determined using an income approach, specifically the relief from royalties method; and

•	goodwill is allocated to cash-generating units (“CGUs”) or groups of CGUs based on the level at which management monitors it, which is not higher than an operating segment. Goodwill is allocated to those CGUs or groups of CGUs that are expected to benefit from the business combination in which the goodwill arose.

Financial assets

At the end of each reporting period, the Company assesses whether there is objective evidence that a financial asset is impaired.

Non-financial assets

The carrying value of a non-financial asset with a finite life, such as computer hardware or software, is assessed for impairment whenever events or changes in circumstances indicate that its carrying value may not be recoverable. In addition, a long-lived asset that is not amortized, such as an equity investment, is subject to annual or more frequent impairment assessments. An asset is assessed for impairment at the lowest level that the asset generates cash inflows that are largely independent of cash inflows from other assets. The lowest level may be an individual asset or a group of assets that form a CGU.

Disposal of long-lived assets and discontinued operations

Disposal of long-lived assets and discontinued operations

Long-lived assets are classified as held for sale if the carrying amount will be recovered principally through a sale transaction rather than through continued use and such sale is considered highly probable. The criteria for classification as held for sale include a firm decision by management or the board of directors to dispose of a business or a group of selected assets, an active marketing plan, and the expectation that such disposal will be completed within a 12 month period. Assets held for sale are measured at the lower of their carrying amounts or their fair value less costs of disposal and are no longer depreciated. Assets held for sale are classified as discontinued operations if the operations and cash flows can be clearly distinguished, operationally and for financial reporting purposes from the rest of the Company and they:

•	represent a separate major line of business or geographical area of operations;

•	are part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations; or

•	are a subsidiary acquired exclusively with a view to resale.

Trade payables

Trade payables

Trade payables are obligations to pay for goods or services that have been acquired in the ordinary course of business. Trade payables are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method. Trade payables are classified as current liabilities if payment is due within one year or less.

Provisions

Provisions

Provisions represent liabilities of the Company for which the amount or timing is uncertain. Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and the amount can be reliably estimated. Provisions are not recognized for future operating losses. Provisions are measured at the present value of the expected expenditures to settle the obligation using a discount rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to passage of time is recognized as interest expense.

Indebtedness

Indebtedness

Debt is recognized initially at fair value, net of transaction costs incurred. Debt is subsequently stated at amortized cost with any difference between the proceeds (net of transactions costs) and the redemption value recognized in the consolidated income statement over the term of the debt using the effective interest method. Where a debt instrument is in a fair value hedging relationship, a fair value adjustment is made to its carrying value to reflect hedged risk. Interest on indebtedness is expensed as incurred unless capitalized for qualifying assets in accordance with IAS 23, Borrowing Costs.

Debt is classified as a current liability unless the Company has an unconditional right to defer settlement for at least 12 months after the end of the reporting period.

Leases

Leases

Leases are classified as either operating or finance, based on the substance of the transaction at inception of the lease. Classification is re-assessed if the terms of the lease are changed.

Operating lease

Leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Payments under an operating lease (net of any incentives received from the lessor) are recognized in the consolidated income statement on a straight-line basis over the period of the lease.

Finance lease

Leases in which substantially all the risks and rewards of ownership are transferred to the Company are classified as finance leases. Assets meeting finance lease criteria are capitalized at the lower of the present value of the related lease payments or the fair value of the leased asset at the inception of the lease. Minimum lease payments are apportioned between the finance charge and the liability. The finance charge is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability.

Financial assets

Financial assets

Purchases and sales of financial assets are recognized on the settlement date, which is the date on which the asset is delivered to or by the Company. Financial assets are derecognized when the rights to receive cash flows from the investments have expired or were transferred and the Company has transferred substantially all risks and rewards of ownership. Financial assets are classified in the following categories at the time of initial recognition based on the purpose for which the financial assets were acquired:

Financial assets at fair value through the consolidated income statement

•	Classification

Financial assets are classified at fair value through the consolidated income statement if acquired principally for the purpose of selling in the short-term, such as financial assets held for trading, or if so designated by management. Assets in this category principally include embedded derivatives and forward foreign exchange contracts.

•	Recognition and measurement

Financial assets carried at fair value through the consolidated income statement are initially recognized, and subsequently carried, at fair value, with changes recognized in the consolidated income statement. Transaction costs are expensed.

Cash, trade and other receivables

•	Classification

Trade and other receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are included in current assets, except for those with maturities greater than 12 months after the end of the reporting period, which are classified as non-current assets. “Trade and other receivables” and “Cash and cash equivalents” are classified as current assets in the consolidated statement of financial position.

•	Recognition and measurement

Trade and other receivables are initially recognized at fair value plus transaction costs and subsequently measured at amortized cost using the effective interest method.

Available-for-sale financial assets

•	Classification

Available-for-sale financial assets are non-derivatives that are either designated in this category or not classified in any of the other categories. They are included in other non-current financial assets unless management intends to dispose of the investment within 12 months of the end of the reporting period. Included within this category are investments in entities over which the Company does not have control, joint control or significant influence.

•	Recognition and measurement

Investments are initially recognized at fair value plus transaction costs and are subsequently carried at fair value with changes recognized in other comprehensive income or loss. Upon sale or impairment, the accumulated fair value adjustments are recycled from accumulated other comprehensive loss to “Other operating (losses) gains, net” within the consolidated income statement.

Offsetting financial instruments

Financial assets and liabilities are offset and reported net in the consolidated statement of financial position when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis or to simultaneously realize the asset and settle the liability. Bank overdrafts in cash pooling arrangements may only be netted against cash and cash equivalents when settlement occurs on or about the end of the reporting period.

Derivative financial instruments and hedging

Derivative financial instruments and hedging

Derivatives are initially recognized at fair value on the date a contract is entered into and are subsequently re-measured at their fair value. The method of recognizing the resulting gain or loss depends on whether the derivative is designated as a hedging instrument and the nature of the item being hedged.

The Company documents at the inception of the transaction the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedging transactions. The Company also documents its assessment, both at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items.

Non-performance risk, including the Company’s own credit risk, is considered when determining the fair value of financial instruments.

The Company designates certain derivatives as either:

•	Fair value hedges

These are hedges of the fair value of recognized assets, liabilities or a firm commitment. Changes in the fair value of derivatives that are designated as fair value hedges are recorded in the consolidated income statement together with any changes in the fair value of the hedged asset or liability that are attributable to the hedged risk.

•	Cash flow hedges

These are hedges of highly probable forecast transactions. The effective portion of changes in the fair value of derivatives that are designated as a cash flow hedge is recognized in other comprehensive income or loss. The gain or loss relating to the ineffective portion is recognized immediately in the consolidated income statement. Additionally:

—	amounts accumulated in other comprehensive income or loss are recycled to the consolidated income statement in the period when the hedged item will affect earnings;

—	when a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss in other comprehensive income or loss remains in other comprehensive income or loss and is recognized when the forecast transaction is ultimately recognized in the consolidated income statement; and

—	when a forecast transaction is no longer expected to occur, the cumulative gain or loss that was reported in other comprehensive income or loss is immediately recognized in the consolidated income statement.

Derivatives that do not qualify for hedge accounting

Derivatives that do not qualify for hedge accounting

Certain derivative instruments, while providing effective economic hedges, are not designated as hedges for accounting purposes. Changes in the fair value of any derivatives that are not designated as hedges for accounting purposes are recognized within “Other finance (costs) income” or “Operating expenses” in the consolidated income statement consistent with the underlying nature and purpose of the derivative instruments. Settlements from these instruments are classified within “Net cash provided by operating activities” in the consolidated statement of cash flow.

Embedded derivatives

An embedded derivative is a feature within a contract where the cash flows associated with that feature behave in a similar fashion to a stand-alone derivative. The Company has embedded foreign currency derivatives in certain revenue and purchase contracts where the currency of the contract is different from the functional or local currencies of the parties involved. These derivatives are accounted for as separate instruments and are measured at fair value at the end of the reporting period using forward exchange market rates. Changes in their fair values are recognized within “Operating expenses” in the consolidated income statement.

Taxation

Taxation

Tax expense comprises current and deferred income tax. Tax is recognized in the consolidated income statement except to the extent it relates to items recognized in other comprehensive income or loss or directly in equity.

Current tax

Current tax expense is based on the results for the period as adjusted for items that are currently not taxable or not deductible. Current tax is calculated using tax rates and laws that were enacted or substantively enacted at the end of the reporting period. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. Provisions are established where appropriate on the basis of amounts expected to be paid to the tax authorities.

Deferred tax

Deferred tax is recognized, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated statement of financial position. Deferred tax is calculated using tax rates and laws that have been enacted or substantively enacted at the end of the reporting period, and which are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Deferred tax liabilities:

•	are generally recognized for all taxable temporary differences;

•	are recognized for taxable temporary differences arising on investments in subsidiaries, associates and joint ventures, except where the reversal of the temporary difference can be controlled and it is probable that the difference will not reverse in the foreseeable future or create a tax liability; and

•	are not recognized on temporary differences that arise from goodwill that is not deductible for tax purposes.

Deferred tax assets:

•	are recognized to the extent it is probable that taxable profits will be available against which the deductible temporary differences can be utilized; and

•	are reviewed at the end of the reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax assets and liabilities are not recognized in respect of temporary differences that arise on initial recognition of assets and liabilities acquired other than in a business combination.

Critical judgments in applying accounting policies

Critical judgments in applying accounting policies

Revenue recognition

As described in note 1, the Company assesses the criteria for the recognition of revenue related to arrangements that have multiple components. These assessments require judgment by management to determine if there are separately identifiable components as well as how to allocate the total price among the components. Deliverables are accounted for as separately identifiable components if they can be understood without reference to the series of transactions as a whole. In concluding whether components are separately identifiable, management considers the transaction from the customer’s perspective. Among other factors, management assesses whether the service or good is sold separately by the Company in the normal course of business or whether the customer could purchase the service or good separately. With respect to the allocation of price among components, management uses its judgment to assign a fair value to each component. As evidence of fair value, management looks to such items as the price for the component when sold separately, renewal rates for specific components and prices for a similar product sold separately.

Uncertain tax positions

The Company is subject to taxation in numerous jurisdictions and is routinely under audit by many different taxing authorities in the ordinary course of business. There are many transactions and calculations during the course of business for which the ultimate tax determination is uncertain, as taxing authorities may challenge some of the Company’s positions and propose adjustments or changes to its tax filings. As a result, the Company maintains provisions for uncertain tax positions that it believes appropriately reflect its risk. These provisions are made using the Company’s best estimates of the amount expected to be paid based on a qualitative assessment of all relevant factors. The Company reviews the adequacy of these provisions at the end of each reporting period and adjusts them based on changing facts and circumstances. Due to the uncertainty associated with tax audits, it is possible that at some future date, liabilities resulting from such audits or related litigation could vary significantly from the Company’s provisions. Where the final outcome of these tax-related matters is different from the amounts that were initially recorded, such differences will affect the tax provisions in the period in which such determination is made.

Recent Accounting Pronouncements

Pronouncements issued by the IASB or International Financial Reporting Interpretations Committee (“IFRIC”) that are applicable or consequential to the Company are described below.

Pronouncements effective for annual periods beginning January 1, 2018:

IFRS 15	Revenue from Contracts with Customers

IFRS 15 is the culmination of a joint project between the IASB and the Financial Accounting Standards Board, the accounting standard setter in the U.S., to create a single revenue standard. The core principle of IFRS 15 is that an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The new standard moves away from a revenue recognition model based on an earnings process to an approach that is based on transfer of control of a good or service to a customer. Additionally, the new standard requires disclosures as to the nature, amount, timing and uncertainty of revenues and cash flows arising from contracts with customers.

The Company expects that the standard will not have a material impact on its consolidated income, cash flow or financial position. The Company derives the majority of its revenues from selling electronic content and services on a subscription basis, and such revenue will continue to be recognized ratably over the term of the subscription under IFRS 15. The Company will make the following changes as a consequence of adopting IFRS 15, but these changes are not expected to have a material impact on its consolidated financial statements.

•   Revenue for certain term licenses of intellectual property will be recognized at the time control is transferred to the customer, rather than over the license term.

•   Certain contingent payouts will be recognized as a reduction of revenue, rather than as expense.

•   Management expects to defer additional commission expense for sales employees of approximately $140 million, and to amortize a substantial portion of these deferrals over three years.

The Company will adopt the standard using the modified retrospective method. As such, the cumulative effect of adoption will be recognized as an adjustment to the opening balance of retained earnings. Prior-year amounts will not be adjusted. The Company will provide additional disclosures as required by the new standard beginning with the first quarter of 2018. The Company will not materially change its business processes and controls to support recognition and disclosure under the new standard.

IFRS 9	Financial Instruments	IFRS 9 replaces IAS 39 – Financial Instruments: Recognition and Measurement. The new standard addresses classification and measurement, impairment and hedge accounting, and expands financial instrument related disclosures.

Classification and measurement

The new standard requires the classification of financial assets based on business model and cash flow characteristics measured at either (a) amortized cost; (b) fair value through profit or loss; or (c) fair value through other comprehensive income or loss. For financial liabilities, the standard retains most of the IAS 39 requirements, but where the fair value option is taken, the part of a fair value change due to an entity’s own credit risk is recorded in other comprehensive income or loss rather than the income statement.

Impairment

Under the forward looking impairment model, expected credit losses are recognized as soon as a financial asset is originated or purchased, rather than waiting for a trigger event to record a loss.

Hedge accounting

The new standard more closely aligns hedge accounting with an entity’s risk management activities. Specifically, the new standard (a) no longer requires the use of a specific quantitative threshold to determine if the hedging relationship is highly effective in order to qualify for hedge accounting; (b) removes restrictions that prevented some economically rational hedging strategies from qualifying for hedge accounting; and (c) allows purchased options, forwards and non-derivative financial instruments to be hedging instruments in applicable circumstances.

IFRS 9 shall be applied retrospectively to each period presented, subject to the various transition provisions within IFRS 9. The Company does not expect a material impact from the adoption of this standard on its consolidated income, cash flow and financial position. The Company will provide additional annual disclosures required by the new standard, as applicable, in its consolidated financial statements for the year ending December 31, 2018.

IFRIC 22	Foreign Currency Transactions and Advance Consideration	IFRIC 22 clarifies the exchange rate to be used upon recognition of an asset, liability, expense or income in situations when a related advanced payment is disbursed or received. The Company does not expect IFRIC 22 to have a material impact on its consolidated financial statements.

Pronouncements effective for annual periods beginning January 1, 2019:

IFRS 16	Leases	IFRS 16 introduces a single lease accounting model, eliminating the existing distinction between operating and finance leases for lessees. The standard requires a lessee to recognize right-of-use assets and lease liabilities on the statement of financial position for almost all leases having a term of more than 12 months. The Company is reviewing its lease portfolio to evaluate the impact of the standard and is considering changes to its processes and internal controls, including the implementation of a new lease accounting system in 2018. The Company continues to consider whether to apply the retrospective or modified retrospective adoption method. While the assessment of the adoption impact is ongoing, the Company preliminarily expects that IFRS 16 will result in a material increase to assets and liabilities. For reference, the Company’s future aggregate minimum lease payments under non-cancellable operating leases were approximately $1.3 billion at December 31, 2017 (see note 28). While the Company also expects a material impact from the reclassification of lease expense from operating expenses to depreciation and interest expense, it does not expect a material impact to net earnings. There will be no impact on consolidated cash flows, however, cash flows from operating activities will increase as cash payments from the principal portion of lease obligations will be reclassified to cash flows from financing activities.
IFRIC 23	Uncertainty over Income Tax Treatments	IFRIC 23 adds to the requirements of IAS 12, Income Taxes, by specifying how to reflect the effects of uncertainty in the accounting for income taxes. An uncertainty arises when it is unclear how a tax law applies to a particular transaction, or whether a taxation authority will accept a company’s tax treatment. The Company is assessing the impact of IFRIC 23 on its consolidated financial statements.